Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2021
Trade And Other Receivables [Abstract]
Summary of Accounts Receivable and Ageing Analysis

	As at December 31,
	2020	2021
	RMB’million	RMB’million
Accounts receivable	2,814	3,630
Less: loss allowance for expected credit losses	(14)	(20)

Accounts receivable, net	2,800	3,610

Ageing analysis of the accounts receivable based on invoice date:
Up to 3 months	2,490	2,804
3 to 6 months	165	321
Over 6 months	159	505

	2,814	3,630

Summary of Loss Allowances for Accounts Receivable
The loss allowances for accounts receivable as at December 31, 2020 and 2021 reconciled to the opening loss allowances as follows:

	Year ended December 31,
	2020	2021
	RMB’million	RMB’million
At January 1	11	14
Provision for loss allowance recognized in income statement	8	9
Receivables written off during the year as uncollectible	(5)	(3)

At December 31	14	20